DERIVATIVES - Gains or Losses on Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	$ (0.6)